                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                              -------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Cincinnati Casualty Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-10755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth W. Stecher
Title:   Chief Financial Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth W. Stecher              Fairfield, Ohio   November 9, 2007
---------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                 1

Form 13F Information Table Entry Total           11

Form 13F Information Table Value Total      147,403
                                         (thousands)
List of Other Included Managers:

No.   File No.    Name
---   --------    ----
 01   028-10798   Cincinnati Financial Corporation


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

                                  COLUMN 2       COLUMN 3    COLUMN 4       COLUMN 5
           ISSUER              TITLE OF CLASS     CUSIP     FMV (000)   SHARES/PRINCIPAL   SH/PRN
           ------              --------------   ---------   ---------   ----------------   ------
DUKE ENERGY CORP               COMMON           26441C105       3,717            198,900     SH
EXXON MOBIL CORPORATION        COMMON           30231G102      38,875            420,000     SH
FIFTH THIRD BANCORP            COMMON           316773100      48,109          1,419,979     SH
GENERAL ELECTRIC CO            COMMON           369604103       1,035             25,000     SH
GENUINE PARTS CO               COMMON           372460105         750             15,000     SH
JOHNSON & JOHNSON              COMMON           478160104       1,643             25,000     SH
NATIONAL CITY CORPORATION      COMMON           635405103       6,890            274,612     SH
PROCTER & GAMBLE CORPORATION   COMMON           742718109      17,585            250,000     SH
SPECTRA ENERGY CORP            COMMON           847560109       2,435             99,450     SH
WELLS FARGO & CO               COMMON           949746101      15,673            440,000     SH
WYETH                          COMMON           983024100      10,692            240,000     SH
                                                              147,403

                                  COLUMN 6      COLUMN 7     COLUMN 8
           ISSUER              INVESTMENT DIS   OTH MGRS       SOLE       SHARED    NONE
           ------              --------------   ---------   ---------   ---------   ----
DUKE ENERGY CORP                SHARED-OTHER        01          --        198,900    --
EXXON MOBIL CORPORATION         SHARED-OTHER        01          --        420,000    --
FIFTH THIRD BANCORP             SHARED-OTHER        01          --      1,419,979    --
GENERAL ELECTRIC CO             SHARED-OTHER        01          --         25,000    --
GENUINE PARTS CO                SHARED-OTHER        01          --         15,000    --
JOHNSON & JOHNSON               SHARED-OTHER        01          --         25,000    --
NATIONAL CITY CORPORATION       SHARED-OTHER        01          --        274,612    --
PROCTER & GAMBLE CORPORATION    SHARED-OTHER        01          --        250,000    --
SPECTRA ENERGY CORP             SHARED-OTHER        01          --         99,450    --
WELLS FARGO & CO                SHARED-OTHER        01          --        440,000    --
WYETH                           SHARED-OTHER        01          --        240,000    --


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